Loans Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Loans Payable

As at	December 31, 2021	December 31, 2020
Unsecured, interest bearing loans at 10% per annum[1]	$107,167	$184,235
Unsecured, interest bearing loans at 12% per annum[1]	39,069	309,806
Unsecured, interest bearing loan at 19.4% per annum[2]	25,642	-
Unsecured, interest bearing loan at 20.5% per annum[3]	-	25,625
Unsecured, interest bearing loan at 13.25% per annum[4]	3,534	41,533
Unsecured, interest bearing loan at 15% per annum[5]	473,635	-
Non-interest bearing loans	-	5,955
Total loans payable	649,047	567,154
Current portion of loans payable	(630,534)	(549,424)
Long term portion of loans payable	$18,513	$17,730